Income Taxes - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal:
Current	$ (256,000)	$ 0
Deferred	0	0
Provision for income taxes	(952,000)	(598,000)
BURTECH ACQUISITION CORP [Member]
Federal:
Current	517,179	1,027,644
Deferred	(215,580)	(187,264)
Change in valuation allowance	215,580	187,264
Provision for income taxes	$ 517,179	$ 1,027,644